Common Shares - Additional Information (Detail) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 07, 2018
Class of Stock [Line Items]
Common stock par or stated value per share	$ 0.01
Common stock shares authorized			70,040,242
Common stock shares issued	186,459,124		70,040,242
Common stock shares outstanding			70,040,242
MAVEN TOPCO LIMITED [Member]
Class of Stock [Line Items]
Common stock par or stated value per share		$ 0.01	$ 0.01		$ 0.01
Common stock shares authorized			1,873,423	1,873,423
Common stock shares issued			1,873,423	1,873,423
Common stock shares outstanding			1,873,423	1,873,423
Ordinary Shares [Member] | MAVEN TOPCO LIMITED [Member]
Class of Stock [Line Items]
Shares issued, price per share					0.0001
Ordinary A Shares [Member] | MAVEN TOPCO LIMITED [Member]
Class of Stock [Line Items]
Shares issued, price per share					0.0001
Ordinary S Shares [Member] | MAVEN TOPCO LIMITED [Member]
Class of Stock [Line Items]
Shares issued, price per share					$ 0.000001